SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Jun. 30, 2014
Building [Member]
Property, Plant and Equipment, Useful Life	20 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years